Loans (Tables)	12 Months Ended
Dec. 31, 2025
Loans
Summary of loans, by loan type

	December 31,	December 31,
	2025	2024

	(Dollars in Thousands)
Commercial, financial and agricultural	$5,603,505	$5,089,721
Real estate - mortgage	1,074,510	999,313
Real estate - construction	2,338,593	2,484,454
Consumer	51,003	49,777
Foreign	392,811	186,561
Total loans	$9,460,422	$8,809,826